Net income by operating segment (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Net Income By Operating Segment [Abstract]
Consolidated Statement of Income by operating segment

Consolidated Statement of Income by operating segment
	Apr-Jun/2021
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	13,509	19,007	2,654	116	(14,304)	20,982
Intersegments	13,271	338	633	62	(14,304)	−
Third parties	238	18,669	2,021	54	-	20,982
Cost of sales	(5,606)	(16,737)	(1,660)	(114)	13,959	(10,158)
Gross profit (loss)	7,903	2,270	994	2	(345)	10,824
Income (expenses)	(457)	(523)	(665)	(278)	(6)	(1,929)
Selling	(5)	(403)	(669)	(3)	(6)	(1,086)
General and administrative	(28)	(39)	(16)	(177)	-	(260)
Exploration costs	(191)	-	-	-	-	(191)
Research and development	(106)	(3)	(12)	(26)	-	(147)
Other taxes	(23)	(24)	(24)	25	-	(46)
Impairment of assets	(7)	-	(79)	(4)	-	(90)
Other income and expenses	(97)	(54)	135	(93)	-	(109)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	7,446	1,747	329	(276)	(351)	8,895
Net finance income (expense)	-	-	-	2,019	-	2,019
Results in equity-accounted investments	33	520	33	440	-	1,026
Net income / (loss) before income taxes	7,479	2,267	362	2,183	(351)	11,940
Income taxes	(2,531)	(595)	(111)	(666)	119	(3,784)
Net income (loss) for the period	4,948	1,672	251	1,517	(232)	8,156
Attributable to:
Shareholders of Petrobras	4,949	1,672	226	1,506	(232)	8,121
Non-controlling interests	(1)	−	25	11	−	35

Consolidated Statement of Income by operating segment
	Jan-Jun/2021
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	25,175	32,980	4,862	271	(26,608)	36,680
Intersegments	24,724	573	1,185	126	(26,608)	−
Third parties	451	32,407	3,677	145	-	36,680
Cost of sales	(10,840)	(28,574)	(2,992)	(264)	24,821	(17,849)
Gross profit (loss)	14,335	4,406	1,870	7	(1,787)	18,831
Income (expenses)	(979)	(921)	(1,411)	(638)	(12)	(3,961)
Selling	(5)	(738)	(1,272)	(7)	(12)	(2,034)
General and administrative	(60)	(71)	(33)	(369)	-	(533)
Exploration costs	(405)	-	-	-	-	(405)
Research and development	(191)	(6)	(17)	(50)	-	(264)
Other taxes	(41)	(63)	(47)	(1)	-	(152)
Impairment of assets	(102)	-	(79)	1	-	(180)
Other income and expenses	(175)	(43)	37	(212)	-	(393)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	13,356	3,485	459	(631)	(1,799)	14,870
Net finance income (expense)	-	-	-	(3,620)	-	(3,620)
Results in equity-accounted investments	56	628	73	452	-	1,209
Net income / (loss) before income taxes	13,412	4,113	532	(3,799)	(1,799)	12,459
Income taxes	(4,541)	(1,185)	(156)	1,167	612	(4,103)
Net income (loss) for the period	8,871	2,928	376	(2,632)	(1,187)	8,356
Attributable to:
Shareholders of Petrobras	8,873	2,928	330	(2,643)	(1,187)	8,301
Non-controlling interests	(2)	−	46	11	−	55

Consolidated Statement of Income by operating segment
	Apr-Jun/2020
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	5,165	8,261	1,517	203	(5,665)	9,481
Intersegments	4,944	150	535	36	(5,665)	−
Third parties	221	8,111	982	167	-	9,481
Cost of sales	(3,505)	(7,429)	(610)	(205)	5,685	(6,064)
Gross profit (loss)	1,660	832	907	(2)	20	3,417
Income (expenses)	149	(1,304)	(654)	399	(6)	(1,416)
Selling	-	(695)	(539)	(6)	(6)	(1,246)
General and administrative	(56)	(50)	(19)	(166)	-	(291)
Exploration costs	(65)	-	-	-	-	(65)
Research and development	(41)	(3)	-	(24)	-	(68)
Other taxes	(74)	(47)	(3)	(121)	-	(245)
Impairment of assets	-	-	-	-	-	−
Other income and expenses	385	(509)	(93)	716	-	499
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	1,809	(472)	253	397	14	2,001
Net finance income (expense)	-	-	-	(2,257)	-	(2,257)
Results in equity-accounted investments	(9)	(259)	25	32	-	(211)
Net income / (loss) before income taxes	1,800	(731)	278	(1,828)	14	(467)
Income taxes	(615)	160	(86)	577	(5)	31
Net income (loss) for the period	1,185	(571)	192	(1,251)	9	(436)
Attributable to:
Shareholders of Petrobras	1,187	(566)	169	(1,216)	9	(417)
Non-controlling interests	(2)	(5)	23	(35)	-	(19)

Consolidated Statement of Income by operating segment

	Jan-Jun/2020
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	16,042	23,741	3,887	401	(17,447)	26,624
Intersegments	15,611	452	1,288	96	(17,447)	−
Third parties	431	23,289	2,599	305	-	26,624
Cost of sales	(9,412)	(22,826)	(1,955)	(398)	18,648	(15,943)
Gross profit (loss)	6,630	915	1,932	3	1,201	10,681
Income (expenses)	(13,379)	(2,218)	(1,327)	(169)	(14)	(17,107)
Selling	-	(1,345)	(1,213)	(10)	(13)	(2,581)
General and administrative	(103)	(111)	(46)	(442)	-	(702)
Exploration costs	(169)	-	-	-	-	(169)
Research and development	(103)	(6)	(3)	(51)	-	(163)
Other taxes	(90)	(89)	(12)	(172)	-	(363)
Impairment of assets	(13,167)	(43)	-	(161)	-	(13,371)
Other income and expenses	253	(624)	(53)	667	(1)	242
Income (loss) before finance expense, results of equity-accounted investments and income taxes	(6,749)	(1,303)	605	(166)	1,187	(6,426)
Net finance income (expenses)	-	-	-	(6,808)	-	(6,808)
Results in equity-accounted investments	(164)	(444)	23	76	-	(509)
Net income / (loss) before income taxes	(6,913)	(1,747)	628	(6,898)	1,187	(13,743)
Income taxes	2,294	443	(206)	1,203	(403)	3,331
Net income (loss) for the period	(4,619)	(1,304)	422	(5,695)	784	(10,412)
Attributable to:
Shareholders of Petrobras	(4,617)	(1,268)	383	(5,414)	784	(10,132)
Non-controlling interests	(2)	(36)	39	(281)	-	(280)